Deposits	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Deposits	DEPOSITS
A summary of interest expense on deposits for the years ended December 31 follows:

	2023	2022	2021
	(In thousands)
Savings and interest-bearing checking	$24,601	$6,078	$2,101
Reciprocal	23,429	4,421	764
Time	13,766	1,902	1,507
Brokered time	13,279	1,750	93
Total	$75,075	$14,151	$4,465
Aggregate time deposits in denominations of $0.25 million or more amounted to $176.6 million and $82.9 million at December 31, 2023 and 2022, respectively.
A summary of the maturity of time deposits at December 31, 2023, follows (1):

(In thousands)
2024	$888,776
2025	15,105
2026	7,779
2027	3,399
2028	2,984
2029 and thereafter	28
Total	$918,071

(1)	Includes time deposits, brokered time deposits and reciprocal time deposits
Reciprocal deposits represent demand, money market and time deposits from our customers that have been placed through IntraFi Network. This service allows our customers to access multi-million dollar FDIC deposit insurance on deposit balances greater than the standard FDIC insurance maximum.
A summary of reciprocal deposits at December 31 follows:

	2023	2022
	(In thousands)
Demand	$722,407	$554,585
Money market	607	1,196
Time	109,006	46,794
Total	$832,020	$602,575